Note 15 - Income taxes: Schedule of Income before Income Tax, Domestic and Foreign (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Income before Income Tax, Domestic and Foreign

	For the Years Ended December 31,
	2024	2023	2022

Singapore	$996,157	$2,679,481	$3,278,678
PRC	(1,110,121)	(1,384,839)	190,990
Cayman	(179,671)	-	-
Total (loss) income before income taxes	$(293,635)	$1,294,642	$3,469,668